OTHER CURRENT ASSETS - Summary of other current assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Other Assets [Abstract]
Due from a rental service company	[1]	¥ 52,410		¥ 52,410
Deductible input value added tax ("VAT")	[2]			35,660
Due from a service provider	[3]	17,625		9,501
Others		4,642		4,232
Total		¥ 74,677	$ 11,398	¥ 101,803

[1]	As of September 30, 2020 and March 31, 2021, the balance due from a rental service company represented the reimbursement renovation costs due from the rental service company. The Company started to cooperate with a rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Company for costs incurred for the renovation. The Company then makes payments to the rental service company in installments equal to the reimbursed renovation costs plus interest and tax over a period of five years.
[2]	The deductible input VAT represented the excess of input VAT arising from purchases over output VAT arising from sales under the PRC tax laws and regulations. The deductible input VAT is carried forward to future period. As of March 31, 2021, the Company assessed certain PRC subsidiaries would not generate sufficient revenues and output VAT for the balance to be deducted in the next twelve months, the Company reclassified the deductible input VAT to the account of “other assets” as a noncurrent asset.
[3]	Upon asset acquisition with Beautiful House, the Group engaged a third party service provider to provide apartment operation services to the Group. To support the operation services, the Company made interest free loans to the service provider and the loans are repayable on demand.